Unaudited Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net of allowance (in Dollars)	$ 380,280	$ 380,280	$ 380,280
Impairment on biomass project (in Dollars)		15,873,013	15,873,013
Non-recourse (in Dollars)	1,183,698	1,183,698	1,183,698
Series C Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common stock, Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares Authorized	90,000,000	90,000,000	90,000,000
Common stock, Shares Issued	33,796,389	33,796,389	33,120,483
Common stock, Shares Outstanding	33,788,055	33,788,055	33,120,482
Treasury Stock, at Cost	8,334	8,334	1
Unearned common stock shares		0	15,200
Par Value [Member] | Series C Preferred Stock [Member]
Series C Preferred Stock (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Stated Value [Member] | Series C Preferred Stock [Member]
Series C Preferred Stock (in Dollars per share)	$ 25	$ 25	$ 25
Series C Preferred Stock [Member]
Series C Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Series C Preferred Stock, Shares Issued	2,000,000	2,000,000	1,561,144
Series C Preferred Stock, Liquidation Preference (in Dollars)	$ 50,000,000	$ 50,000,000	$ 39,028,600